Accounting Principles - Summary of Presentation Currency of the Financial Statements (Detail) € in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)		Jan. 01, 2017 USD ($)	Dec. 31, 2016 USD ($)		Dec. 31, 2016 EUR (€)	Jan. 01, 2016 USD ($)	Dec. 31, 2015 USD ($)	[1]
Disclosure of classes of share capital [line items]
Total non-currentassets	$ 13,199		$ 9,661			$ 18,935			$ 7,451
Total current assets	487,641		323,221			312,497			363,863
TOTAL ASSETS	500,840		332,882			331,432			371,314
Capital	2,765		2,367			2,332			2,323
Premiums, Retained earnings (deficit) and Net income (loss)						293,054
Treasury share reserve			(297)			(416)			(279)
Currency translation adjustment	(16,668)		1,834			(22,174)			(17,819)
Total shareholders' equity - Group Share	409,301		264,872			272,795			284,471
Non-controllinginterests	40,970		19,113			1,875			789
Total shareholders' equity	450,272	$ 285,904	283,985	[1]	$ 274,671	272,984	[1]		285,260	$ 285,260
Total non-currentliabilities	3,699		3,443			590			548
Total current liabilities	46,869		45,453			56,171			85,506
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 500,840		$ 332,882			331,432			$ 371,314
Consolidated Financial Statement as Reported [member]
Disclosure of classes of share capital [line items]
Total non-currentassets						18,935		€ 17,963
Total current assets						312,497		296,459
TOTAL ASSETS						331,432		314,422
Capital						1,862		1,767
Premiums, Retained earnings (deficit) and Net income (loss)						268,622		254,834
Treasury share reserve						(324)		(307)
Currency translation adjustment						2,636		2,501
Total shareholders' equity - Group Share						272,795		258,795
Non-controllinginterests						1,875		1,779
Total shareholders' equity						274,671		260,574
Total non-currentliabilities						590		560
Total current liabilities						56,171		53,288
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY						331,432		€ 314,422
Adjustments [member]
Disclosure of classes of share capital [line items]
Capital						470
Premiums, Retained earnings (deficit) and Net income (loss)						24,432
Treasury share reserve						(92)
Currency translation adjustment						$ (24,810)

[1]	2017 consolidated financial statements have been restated for the purpose of IFRS15 application. Reconciliation between the consolidated financial statements presented in previous periods and the 2018 consolidated financial statements is available in Note 2.3.